General Information and Reorganization Transactions (Details)			1 Months Ended		6 Months Ended
	Feb. 02, 2023 $ / shares	Jan. 26, 2023 $ / shares shares	Jan. 23, 2023 USD ($)	Jul. 29, 2022 EUR (€)	Jun. 30, 2023 EUR (€) $ / shares € / shares shares	Jul. 18, 2022	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 11, 2022 shares
General Information and Reorganization Transactions [Line Items]
Ordinary shares									1
Nominal value per share | $ / shares									$ 0.005
Preferred shares									50,000,000
Agreed to contribute (in Euro) | €					€ 253,821
Share capital due (in Euro) | €					€ 253,821
Shareholders owning percentage					35.00%
Initial public offering		1,500,000
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 2				€ 2.5
Percentage of offering price		93.00%
Net proceeds (in Dollars) | $			$ 6,900,000
Description of warrants exercisable					The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for US$5.00 per share (100% of the Offering Price per Class B Ordinary Share).
Class B Ordinary Share [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary share, per share (in Euro per share) | € / shares					€ 1
Ordinary shares issued					105,000		100,000			1
Authorized share capital per share (in Euro per share) | € / shares								€ 1
Dividend (in Dollars) | $									$ 1,750,000
Ordinary shares									250,000,000
Nominal value per share | $ / shares									$ 0.005
Preferred shares									50,000,000
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 5
Purchase per share (in Dollars per share) | $ / shares		$ 4.65
Percentage of offering price					7.00%
Purchase to additional shares					225,000
Percentage of discount rate					15.00%
Class A Ordinary Share [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares issued							8,100,000
Ordinary shares									50,000,000
Nominal value per share | $ / shares									$ 0.005
Forecast [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value per share | € / shares								€ 1
Equity interest percentage						100.00%
Share transfer paid (in Euro) | €				€ 253,821